Loans payable	12 Months Ended
Dec. 31, 2024
Loans payable
Loans Payable

21. Loans payable

Loans payable represent borrowings from various individuals and companies through various securities exchanges and loans from shareholders. The average annual interest rates were approximately 12.7% at December 31, 2023.

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Loans payable to third parties	90,558	-
Loans payable to related parties(1)	50,881	-
Loans payable to shareholders(2)	20,000	-
Total	161,439	-

Loans payable to third parties mainly represent to loans from companies through relevant financial institutions. In June 2019, due to macroeconomic regulation and control policy promulgated by the PRC government, the financial institutions were required to cease provision of loans to various entities and their outstanding loans are in the process of recovering. No penalty will subject to this matter.

As of December 31, 2023, loans payable to third parties, related parties and shareholders were all overdue. Although certain loans payable were negotiated with schedule of repayments, the Company is unable to fulfill those obligations due to liquidity issue.

In June 2024, the Company divested the microfinance business by selling off the Chutian and subsidiaries and all the assets and liabilities relating the microfinance business were disposed.

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(1) See Note 31 of Notes to the Consolidated Financial Statements, sub-sections 1.1 and 1.2 of Section 1. Loans payable to related parties for detailed disclosure.

(2) See Note 31 of Notes to the Consolidated Financial Statements, sub-sections 2.1 and 2.2 of Section 2. Loans payable to shareholders for detailed disclosure.